Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) - MORINGA ACQUISITION CORP [Member] - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Share Subject to Possible Redemption [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Diluted net profit per ordinary share	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
Non-redeemable Class A and B Ordinary Share [Member]
Net Profit (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share (Parentheticals) [Line Items]
Diluted net profit per ordinary share	$ (0.06)	$ (0.10)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)